Basis of Presentation of the Consolidated Financial Statements - Translation of Telefonica Venezolana's Financial Statements (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) venezuelanBolivarSoberano / $	Dec. 31, 2019 EUR (€) venezuelanBolivarSoberano / $		Dec. 31, 2018 EUR (€)
Disclosure of subsidiaries [abstract]
Revenues	€ 43,076	€ 48,422		€ 48,693
Profit before tax	2,583	2,718		5,571
Income tax	(626)	(1,054)		(1,621)
Result for the year	1,957	1,664	[1]	3,950	[1]
Net cash flow provided by operating activities	13,196	15,022		€ 13,423
Non-current assets	€ 71,396	€ 94,549
Conversion at synthetic exchange rate
Disclosure of subsidiaries [line items]
Translation exchange rate | venezuelanBolivarSoberano / $	2,094,405	68,448
Impact on retained earnings	€ (26)	€ 212
Venezuela
Disclosure of subsidiaries [line items]
Inflation rate (as a percent)	2959.80%	9585.50%		2106600.60%
Translation exchange rate | venezuelanBolivarSoberano / $	1,107,199	46,621
Telefonica Venezolana
Disclosure of subsidiaries [abstract]
Revenues	€ 72	€ 79		€ 18
Depreciation and amortization	(13)	(10)		(67)
Operating income	(13)	7		(64)
Financial result	24	63		216
Profit before tax	37	70		152
Income tax	(9)	3		(186)
Result for the year	28	73		(34)
Net cash flow provided by operating activities	(1)	14		7
CapEx	17	20		2
Non-current assets	€ 51	€ 43		€ 238

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,